Ordinary Shares (Details) ¥ in Thousands, $ in Thousands	1 Months Ended					3 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Nov. 30, 2020 USD ($) shares	Jun. 30, 2020 shares	Apr. 30, 2020 USD ($) shares	Feb. 28, 2019 USD ($) shares	Sep. 30, 2018 USD ($) shares	Dec. 31, 2020 CNY (¥) Vote shares	Dec. 31, 2020 USD ($) Vote shares	Dec. 31, 2019 shares
Proceeds from private placements							¥ 11,063,339	$ 1,695,531
IPO
Total Proceeds, net of issuance cost | $						$ 1,690,696
Follow-on offering
Total Proceeds, net of issuance cost | $					$ 1,181,209
ADSs | IPO
Number of ordinary shares issued						91,735,827
Ordinary shares upon the exercise of the underwriters' over-allotment option						6,135,827
ADSs | Follow-on offering
Number of ordinary shares issued		33,005,000			48,435,000
Class A ordinary shares
Number of Voting Rights Per Each Share | Vote							1	1
Stock Issued During Period, Shares, Treasury Stock Reissued							42,486,360	42,486,360
Ordinary shares, issued	3,545,065,888			135,426,300			3,545,065,888	3,545,065,888	2,575,580,988
Proceeds from private placements | $	$ 500,000			$ 1,100,000
Class A ordinary shares | IPO
Number of ordinary shares issued						366,943,308
Class A ordinary shares | Private Placement
Ordinary shares, issued	15,384,612						15,384,612	15,384,612
Class A ordinary shares | Follow-on offering
Number of ordinary shares issued		132,020,000			193,740,000
Total Proceeds, net of issuance cost | $		$ 4,074,642
Class B ordinary shares
Number of Voting Rights Per Each Share | Vote							10	10
Stock Issued During Period, Shares, Treasury Stock Reissued							1,716,283,460	1,716,283,460
Ordinary shares, issued	1,409,744,080						1,409,744,080	1,409,744,080	2,074,447,700
Number of shares converted			664,703,620
Stock split ratio of Convertible Preferred Shares			1